Convertible Note Payable	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Debt Disclosure [Abstract]
Convertible Note Payable

NOTE 4 – CONVERTIBLE NOTE PAYABLE

FirstFire Global Opportunities Fund, LLC

On September 26, 2017, the Company issued a convertible note payable to FirstFire Global Opportunities Fund, LLC (“FirstFire”). This convertible note was settled in March 2018. The note was issued with a principal amount of $330,000, which included an original issue discount of $30,000. The Company incurred $8,500 in debt issuance costs. The note accrued interest at 5% per annum and was to mature on March 26, 2018. The note was convertible at $2.00 per share, subject to adjustment due to ratchet or down round protection, among other adjustments. The Company also issued 50,000 shares of its common stock, as well as warrants to purchase an additional 165,000 shares of common stock at $4.50 per share with a term of two years. The note was amended on December 20, 2017, which reduced the conversion price of the note from $2.00 to $1.00 per share and the exercise price of the warrants from $4.50 to $2.00. The amendment also required the Company to issue an additional 87,500 shares of common stock to FirstFire. The Company also received the right to prepay the convertible note at any time from the 151st through the 180th day following September 26, 2017, after which the Company could repay FirstFire at 130% multiplied by the outstanding principal amount plus accrued and unpaid interest.

The reduction of the conversion price from $2.00 to $1.00 was deemed to create a beneficial conversion feature, therefore, the Company accounted for the amendment of the FirstFire note using ASC 815, Derivatives and Hedging, and recognized a loss on extinguishment of $358,038 during the three months ended December 31, 2017. The Company also recognized a beneficial conversion feature derivative liability of $320,312 as of the note’s amendment date. The Company valued the beneficial conversion feature using the Black-Scholes-Merton valuation model on the date of the amendment with an expected life of one (1) year, volatility of 150%, and risk-free rate of 1.87%.

During the three months ended December 31, 2017, the Company recognized a loss of $48,911 related to the change in fair value of the FirstFire beneficial conversion feature. The change in fair value was calculated using the stock price as of December 31, 2017 of $1.18 and an exercise price of $0.70, which is 70% multiplied by the lowest bid price of the Company’s common stock during the preceding 25 trading days, per the terms of the note.

Additionally, upon the December 20, 2017 amendment of the FirstFire note, the Company recorded a debt discount of $330,000. The Company amortized $37,813 of the debt discount to interest expense during the three months ended December 31, 2017. Total interest expense related to the FirstFire note, including the debt discount amortization prior to the amendment, was $178,700 for the three months ended December 31, 2017.

Peak One Opportunity Fund LP

On December 14, 2017, the Company issued a convertible note payable to Peak One Opportunity Fund LP (“Peak One”). This convertible note was settled in April 2018. The note was issued with a principal amount of $300,000. The Company incurred $27,400 in debt issuance costs. The note was to mature on December 14, 2020. The note was convertible at $1.00 per share. The Company also issued 275,000 shares of its common stock, as well as warrants to purchase an additional 75,000 shares of common stock at $2.00 per share with a term of five years at the time of note issuance.

The Company accounted for the Peak One note using ASC 815, Derivatives and Hedging, and recognized a beneficial conversion feature derivative liability of $267,750 as of the note’s issuance date. The Company valued the beneficial conversion feature using the Black-Scholes-Merton valuation model on the date of issuance with an expected life of 1.25 years, volatility of 150%, and risk-free rate of 1.82%. The Company also recognized a loss of $486,745 resulting from the excess fair value of the beneficial conversion feature in the Peak One note and of the equity instruments issued with the convertible note.

During the three months ended December 31, 2017, the Company recognized a loss of $87,021 related to the change in fair value of the Peak One beneficial conversion feature. The change in fair value was calculated using the stock price as of December 31, 2017 of $1.18 and an exercise price of $0.70, which is 70% multiplied by the lowest bid price of the Company’s common stock during the preceding 25 trading days, per the terms of the note.

Additionally, upon issuance of the Peak One note, the Company recorded a debt discount of $300,000. The Company amortized $4,645 of the debt discount to interest expense during the three months ended December 31, 2017.

NOTE 5 – CONVERTIBLE NOTES PAYABLE

FirstFire Global Opportunities Fund, LLC

On September 26, 2017, the Company issued a convertible note payable to FirstFire Global Opportunities Fund, LLC (“FirstFire”) with a principal amount of $330,000, which included an original issue discount of $30,000. The Company incurred $8,500 in debt issuance costs. The note accrued interest at 5% per annum and was to mature on March 26, 2018. The note was convertible at $2.00 per share. The Company also issued 50,000 shares of its common stock, as well as warrants to purchase an additional 165,000 shares of common stock at $4.50 per share with a term of two years. The note was amended on December 20, 2017, which reduced the conversion price of the note from $2.00 to $1.00 per share and the exercise price of the warrants from $4.50 to $2.00. The amendment also required the Company to issue an additional 87,500 shares of common stock to FirstFire.

The note, as amended, provided the holder with the right, at any time on or after the note’s maturity date, to convert all or a portion of the outstanding principal balance and accrued interest to shares of the Company’s common stock at a conversion price of $1.00 per share, subject to certain adjustments to the conversion price under certain circumstances. In the event of default, the conversion price equaled the lower of $1.00 per share or 70% multiplied by the lowest bid price of the Company’s common stock during the 25 trading days preceding the conversion date. An event of default, among other events, was the non-payment of the note at maturity.

If shares of the Company’s common stock traded below $1.00 per share on the day following the conversion date, the conversion price was to be retroactively adjusted to equal 75% multiplied by the lowest traded price on the day following the conversion date. If the Company consummated a registered or unregistered primary offering of its securities for capital raising purposes, the holder of the note had the right to demand repayment in full or convert the outstanding principal balance and accrued interest into shares of the Company’s common stock at the lower of $1.00 per share or a 20% discount to the offering price to investors in the primary offering.

The reduction of the conversion price from $2.00 to $1.00 was deemed to create a beneficial conversion feature, therefore, the Company accounted for the amendment of the FirstFire note using ASC 815, Derivatives and Hedging, and recognized a loss on extinguishment of $358,038 during the three months ended December 31, 2017. Upon the December 20, 2017 amendment of the FirstFire note, the Company reduced the note to zero and recognized an embedded conversion feature derivative liability of $320,312. The Company valued the embedded conversion feature as derivative liability with the Black-Scholes-Merton valuation model on the date of the amendment using an expected life of one (1) year, volatility of 150%, and risk-free rate of 1.87%.

During the year ended September 30, 2018, the Company recognized a gain of $11,234 related to the change in fair value of the FirstFire embedded conversion feature derivative liability. The Company valued the embedded conversion feature derivative liability with the Black-Scholes-Merton valuation model as of March 21, 2018, immediately prior to the settlement of the note as described below, using an expected life of 0.78 years, volatility of 150%, and risk-free rate of 1.71%.

On March 21, 2018, the Company entered into a settlement agreement with FirstFire, under which FirstFire converted $77,500 of the note payable into 50,000 shares of common stock, and the Company paid $350,000 to satisfy the convertible note payable in full. In connection with the settlement of the FirstFire note, the Company recognized a gain on extinguishment of $194,391.

Total interest expense related to the FirstFire note, including the debt discount amortization, was $453,700 for the year ended September 30, 2018.

Peak One Opportunity Fund LP

On December 14, 2017, the Company issued a convertible note payable to Peak One Opportunity Fund LP (“Peak One”) with a principal amount of $300,000. The Company incurred $27,400 in debt issuance costs. The note was to mature on December 14, 2020 and provided the holder with the right to convert all or a portion of the outstanding principal balance to shares of the Company’s common stock at a conversion price of $1.00 per share, subject to certain adjustments to the conversion price under certain circumstances. If an event of default had occurred or if the conversion occurred more than 180 days from the issuance date, the conversion price shall equal the lower $1.00 per share or 70% of the lowest traded price of the Company’s common stock during the 20 trading days preceding the conversion date. However, if the Company’s common stock was not eligible for clearing through the Depository Trust Company’s Deposit Withdrawal Agent Commission system on the conversion date, the conversion price would have equaled the lower of $1.00 per share or 65% of the lowest traded price of the Company’s common stock during the 20 trading days preceding the conversion date. The note was convertible at $1.00 per share. The Company also issued 275,000 shares of its common stock, as well as warrants to purchase an additional 75,000 shares of common stock at $2.00 per share with a term of five years at the time of note issuance.

The Company accounted for the Peak One note using ASC 815, Derivatives and Hedging, and recognized a beneficial conversion feature derivative liability of $267,750 as of the note’s issuance date. The Company valued the beneficial conversion feature derivative liability with the Black-Scholes-Merton valuation model on the date of issuance using an expected life of 1.25 years, volatility of 150%, and risk-free rate of 1.82%. The Company also recognized a loss of $486,745 resulting from the excess fair value of the beneficial conversion feature derivative in the Peak One note and of the equity instruments issued with the convertible note.

During the year ended September 30, 2018, the Company recognized a loss of $19,770 related to the change in fair value of the beneficial conversion feature derivative liability. The Company valued the beneficial conversion feature derivative liability with the Black-Scholes-Merton valuation model as of April 30, 2018, immediately prior to the redemption of the note as described below, using an expected life of 1.17 years, volatility of 150%, and risk-free rate of 1.65%.

Additionally, upon issuance of the Peak One note, the Company recorded a debt discount of $300,000. The Company amortized $37,432 of the debt discount to interest expense during the year ended September 30, 2018.

On April 30, 2018, the Company settled the Peak One note for $375,000 and issued 71,429 shares of common stock with a fair value of $103,572 to Peak One. The Company recognized a loss on extinguishment of $153,621.